Taxes (Unrecognized Tax Benefit) (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
A reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at January 1	$ 5,104	$ 4,458	$ 5,672
Additions based on tax positions related to the current year	464	697	829
Additions for tax positions of prior years	569	586	417
Reductions for tax positions of prior years (including impacts due to a lapse in statute)	(1,348)	(579)	(2,201)
Settlements	(215)	(58)	(259)
Balance at December 31	$ 4,574	$ 5,104	$ 4,458